Stock-Based Compensation Plans - Summary of Information Related to Cenovus's Stock-Based Compensation Plans (Detail)	6 Months Ended
Jun. 30, 2022 shares $ / shares
Stock Options With Associated Net Settlement Rights
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of share options, outstanding (in shares)	16,006,000
Number of share options, exercisable (in shares)	7,986,000
Number of share options, granted (in shares)	1,991,000
Number of shares issued for stock options exercised (in shares)	9,994,000
Number of share units, vested and exercised/paid out (in shares)	9,182,000
Weighted average exercise price (in CAD per share) | $ / shares	$ 12.35
Cenovus Replacement Stock Options
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of share options, outstanding (in shares)	4,950,000
Number of share options, exercisable (in shares)	3,484,000
Number of share options, granted (in shares)	0
Number of shares issued for stock options exercised (in shares)	4,699,000
Number of share units, vested and exercised/paid out (in shares)	4,605,000
Weighted average exercise price (in CAD per share) | $ / shares	$ 12.39
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of share units, outstanding (in shares)	8,718,000
Number of share units, exercisable (in shares)	0
Number of share units, granted (in shares)	3,202,000
Number of share units, vested and exercised/paid out (in shares)	1,413,000
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of share units, outstanding (in shares)	6,764,000
Number of share units, exercisable (in shares)	0
Number of share units, granted (in shares)	3,130,000
Number of share units, vested and exercised/paid out (in shares)	2,214,000
Deferred Share Units
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of share units, outstanding (in shares)	1,605,000
Number of share units, exercisable (in shares)	1,605,000
Number of share units, granted (in shares)	454,000
Number of share units, vested and exercised/paid out (in shares)	115,000